Details of Significant Accounts - Leasing arrangements, schedule of information on profit and loss accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Items affecting profit or loss
Interest expense on lease liabilities	$ 16	$ 18	$ 15
Expense on short-term lease contracts	306	348	352
Items affecting profit or loss due to leases	$ 322	$ 366	$ 367